Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Variable Portfolio – Partners Small Cap Growth Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent	[1]	19.04%	6.38%	6.60%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent	[1]	18.70%	6.11%	6.33%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[2]	23.81%	13.86%	12.55%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		15.15%	6.86%	8.09%

[1]	The Fund's performance prior to December 2024 reflects returns achieved by one or more different subadvisers. If the Fund's Investment Manager and current subadviser had been in place for the prior periods, results shown may have been different.
[2]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000® Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.